SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended								0 Months Ended
	Sep. 23, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Feb. 28, 2011	Feb. 28, 2010	Oct. 31, 2014	Nov. 30, 2014	Oct. 27, 2014	Dec. 31, 2008
Subsequent Event [Line Items]
Share price (in dollar per share)											$ 1.01
ICFG [Member]
Subsequent Event [Line Items]
Purchase consideration	$ 10,028,620
Exchange Agreement [Member] | ICFG [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	62,678,872
Moody Bank [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment		60,621	62,500	62,500	57,500	45,060	37,817
Debt Instrument, Maturity Date		Feb. 01, 2015
Subsequent Event [Member] | Restricted Stock [Member] | Computers Vendors [Member]
Subsequent Event [Line Items]
Shares issued								100,000
Subsequent Event [Member] | Restricted Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Shares issued								35,000
Value of share issued								10,500
Share price (in dollar per share)								0.30
Subsequent Event [Member] | Restricted Stock [Member] | Employee [Member]
Subsequent Event [Line Items]
Shares issued									400,000
Value of share issued									20,000
Subsequent Event [Member] | MotorMax [Member]
Subsequent Event [Line Items]
Purchase consideration										30,000,000
Percentage of ownership acquired										100.00%
Payments in cash										25,000,000
Payments in stock										5,000,000
Subsequent Event [Member] | MotorMax [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of automotive retail contracts per month										1,200
Subsequent Event [Member] | MotorMax [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of automotive retail contracts per month										1,500
Subsequent Event [Member] | Moody Bank [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment		$ 60,822
Debt Instrument, Maturity Date		Apr. 01, 2015